Receivables from Customers, Net (Details) - USD ($)		12 Months Ended
	Apr. 01, 2023	Mar. 31, 2025	Mar. 31, 2024
Receivables from Customers, Net [Line Items]
Brokerage transactions percentage		8.00%
Weighted average loan percentage		12.98%	0.23%
Receivables from customers amounted (in Dollars)		$ 623,977	$ 248,063
Equity amount (in Dollars)
Customers [Member]
Receivables from Customers, Net [Line Items]
Receivables from customers amounted (in Dollars)		$ 607,822
Related Party [Member]
Receivables from Customers, Net [Line Items]
Equity amount (in Dollars)